Average Annual Total Returns - Steward International Enhanced Index Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Institutional Class 1 Year	Institutional Class 5 Years	Institutional Class 10 Years	Institutional Class Return After Taxes on Distributions 1 Year	Institutional Class Return After Taxes on Distributions 5 Years	Institutional Class Return After Taxes on Distributions 10 Years	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P ADR Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P ADR Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P ADR Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	4.18%	7.33%	2.26%	4.84%	7.72%	2.63%	4.00%	7.19%	2.10%	3.69%	6.17%	2.11%	2.55%	7.07%	3.95%